Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets
Right-of-use
assets

	Land and buildings $m	Investment property $m	Other $m	Total $m

Cost

At 1 January 2022	607	–	3	610

Additions and other re-measurements	40	–	–	40

Transfers to investment property	(50)	50	–	–

Transfers to finance lease receivable	(5)	–	–	(5)

Terminations	(9)	–	(1)	(10)

Exchange and other adjustments	(12)	–	–	(12)

At 31 December 2022	571	50	2	623

Additions and other re-measurements	15	–	2	17

Transfers to investment property	(2)	2	–	–

Terminations	(51)	–	(1)	(52)

Exchange and other adjustments	1	–	–	1

At 31 December 2023	534	52	3	589

Depreciation and impairment

At 1 January 2022	(334)	–	(2)	(336)

Provided	(24)	–	(1)	(25)

System Fund expense	(3)	–	–	(3)

Impairment charge	(2)	–	–	(2)

Impairment reversal	2	–	–	2

Transfers to investment property	47	(47)	–	–

Transfers to finance lease receivable	3	–	–	3

Terminations	9	–	1	10

Exchange and other adjustments	8	–	–	8

At 31 December 2022	(294)	(47)	(2)	(343)

Provided	(22)	–	–	(22)

System Fund expense	(2)	–	–	(2)

Transfers to investment property	2	(2)	–	–

Terminations	51	–	1	52

Exchange and other adjustments	(1)	–	–	(1)

At 31 December 2023	(266)	(49)	(1)	(316)

Net book value

At 31 December 2023	268	3	2	273

At 31 December 2022	277	3	–	280

At 1 January 2022	273	–	1	274

Disclosure Of Lease Liabilities
The majority of the Group’s lease liabilities are discounted at incremental borrowing rates of up to 11%. The rate implicit in the InterContinental Boston lease was 9.7% and was derived from a valuation of the hotel at lease inception in 2006.

Currency	2023 $m	2022 $m

US dollars	357	363

Sterling	32	31

Euros	4	5

Other	33	28

	426	427

Analysed as:

Current	30	26

Non-current	396	401

	426	427

Disclosure Of Lease Expenditure Recognised Explanatory
Amounts recognised in the Group income statement

	2023 $m	2022 $m	2021 $m

Depreciation of right-of-use assets	22	25	27

System Fund depreciation of right-of-use assets	2	3	3

System Fund impairment reversal	–	–	(3)

Expense relating to variable lease payments	62	47	31

Expense relating to short-term leases and low-value assets	2	1	1

Income from operating subleases of right-of-use assets	(2)	(1)	(1)

Recognised in operating profit	86	75	58

Interest on lease liabilities	29	29	29

Total recognised in the Group income statement	115	104	87

Disclosure of Detailed Information About Lease Liabilities Recognized In Cash Flow Statement Explanatory	Amounts recognised in the Group statement of cash flows

	2023 $m	2022 $m	2021 $m

Operating activities	92	72	55

Investing activities	–	(6)	–

Financing activities	28	36	32

Net cash paid	120	102	87